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Metropolitan Life Insurance Company
1095 Avenue of the Americas
New York, NY 10036

May 1, 2014

EDGAR FILING
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:Metropolitan Life Insurance Company
   Metropolitan Life Separate Account E (the "Registrant")
   MetLife Settlement Plus
   File Nos. 333-80547/811-04001
   Rule 497(j) Certification
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Ladies and Gentlemen:

Pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended, Registrant hereby certifies that:

   (1) The form of prospectus that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to the registration statement filed with the Securities and Exchange Commission, and

   (2) The text of the most recent amendment has been filed with the Securities and Exchange Commission electronically.

Sincerely,

/s/ Myra Saul
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Myra Saul
Associate General Counsel
Metropolitan Life Insurance Company